Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On July 29, 2024, Wuxi Libang obtained a working capital loan from Agricultural Development Bank of China, for RMB 210,000 ($29,467) with interest at 9.350%, and a maturity date of July 27, 2026.

On July 29, 2024, Wuxi Libang obtained a working capital loan from Shenzhen Qianhai Webank for RMB 90,000 ($12,628) with interest at 9.350%, and a maturity date of July 27, 2026.

On August 7, 2024, Wuxi Libang obtained a working capital loan from Shenzhen Qianhai Webank for RMB 100,000 ($14,032) with interest at 9.350%, and a maturity date of July 27, 2026.

On October 23, 2024, the Company completed its initial public offering (“IPO”) and was listed on Nasdaq under the ticker symbol: LBGJ. In connection with the IPO, the Company issued 1,520,000 Ordinary Shares at $4.00 per share and received net proceeds of approximately $4.57 million after deducting underwriting discounts and offering expenses.